Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 336,398	$ 10,297,139		$ 7,910,638
Fair value of the plan assets	(179,423)	(5,492,123)		(4,341,373)
Present value of unfunded defined benefit obligation	156,975	4,805,016	$ 116,604	3,569,265	$ 3,972,517	$ 3,999,947
Recorded under other payables	(614)	(18,791)		(24,638)
Recorded under other current assets	389	11,910		182,421
Net defined benefit liability	$ 156,750	$ 4,798,135		$ 3,727,048